Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact (Detail) - Actuarial assumption of discount rates [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in Assumption, increase	1.00%	1.00%
Change in Assumption, decrease	1.00%	1.00%
Benefit obligations, as reported	$ 2,066	$ 2,044
Benefit obligations, 1.0 percentage point increase	360	340
Benefit obligations, 1.0 percentage point decrease	(280)	(270)
Expense in Earnings before Income Taxes, as reported	52	71
Expense in Earnings before Income Taxes, 1.0 percentage point increase	10	10
Expense in Earnings before Income Taxes, 1.0 percentage point decrease	$ (10)	$ (10)